Derivatives (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details)
€ in Millions, CAD in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	CAD 14.0
Cash Flow Hedging [Member] | Power swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	2.0		CAD 5.0
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	2.0		4.0
Cash Flow Hedging [Member] | Power swaps [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0		0.0
Derivative, Gain (Loss) on Derivative, Net	2.0		5.0
Cash Flow Hedging [Member] | Power swaps [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Power swaps [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Power swaps [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Power swaps [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1.0)		(1.0)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	0.0		(1.0)
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0		0.0
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1.0)		(1.0)
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(12.0)		(9.0)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments, Effective Portion	(22.0)		(42.0)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Non-regulated fuel for generation and purchased power [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	0.0		0.0
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Regulated [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(12.0)		(9.0)
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | GainLossOnInvestmentsMember1
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0.0		0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	CAD 0.0		CAD 0.0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2017
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | $						$ 53
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | $						45
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | $						30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Sales [Member] | 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | $						$ 30
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Cost of Sales [Member] | 2017
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | €					€ 3
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Cost of Sales [Member] | 2018
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | €					0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Cost of Sales [Member] | 2019
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | €					0
Cash Flow Hedging [Member] | Foreign Exchange Forward [Member] | Cost of Sales [Member] | 2020
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount | €					€ 0
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net | $		$ 2		$ (3)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Other Operating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net | $		$ 0		$ 0